Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,494,512.63

Principal:
Principal Collections	$37,719,851.22
Prepayments in Full	$17,215,873.16
Liquidation Proceeds	$513,367.38
Recoveries	$95,971.97
Sub Total	$55,545,063.73
Collections	$59,039,576.36

Purchase Amounts:
Purchase Amounts Related to Principal	$157,221.80
Purchase Amounts Related to Interest	$1,134.67
Sub Total	$158,356.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$59,197,932.83

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$59,197,932.83
Servicing Fee	$1,382,174.10	$1,382,174.10	$0.00	$0.00	$57,815,758.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$57,815,758.73
Interest - Class A-2 Notes	$205,516.37	$205,516.37	$0.00	$0.00	$57,610,242.36
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$57,290,048.36
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$57,147,321.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,147,321.69
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$57,084,688.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$57,084,688.02
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$57,013,084.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$57,013,084.02
Regular Principal Payment	$50,941,173.00	$50,941,173.00	$0.00	$0.00	$6,071,911.02
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$6,071,911.02
Residual Released to Depositor	$0.00	$6,071,911.02	$0.00	$0.00	$0.00

Total		$59,197,932.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$50,941,173.00
Total					$50,941,173.00
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$50,941,173.00	$74.27	$205,516.37	$0.30	$51,146,689.37	$74.57
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$50,941,173.00	$24.19	$802,674.71	$0.38	$51,743,847.71	$24.57

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$493,239,284.13	0.7191125	$442,298,111.13	0.6448434
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,501,449,284.13	0.7130574	$1,450,508,111.13	0.6888648

Pool Information
Weighted Average APR	2.713%	2.701%
Weighted Average Remaining Term	49.93	49.12
Number of Receivables Outstanding	64,752	63,416
Pool Balance	$1,658,608,925.16	$1,602,599,499.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,547,384,983.64	$1,495,603,669.26
Pool Factor	0.7358443	0.7109957

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$106,995,830.53
Targeted Overcollateralization Amount	$152,091,388.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$152,091,388.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		118	$403,111.81
(Recoveries)		12	$95,971.97
Net Loss for Current Collection Period			$307,139.84
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2222%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2472%
Second Prior Collection Period			0.4646%
Prior Collection Period			0.2146%
Current Collection Period			0.2260%
Four Month Average (Current and Prior Three Collection Periods)			0.2881%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,189	$2,437,775.72
(Cumulative Recoveries)			$139,551.48
Cumulative Net Loss for All Collection Periods			$2,298,224.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1020%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,050.27
Average Net Loss for Receivables that have experienced a Realized Loss			$1,932.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.53%	293	$8,453,325.33
61-90 Days Delinquent	0.08%	42	$1,226,022.25
91-120 Days Delinquent	0.01%	5	$153,920.99
Over 120 Days Delinquent	0.00%	3	$14,397.57
Total Delinquent Receivables	0.61%	343	$9,847,666.14

Repossession Inventory:
Repossessed in the Current Collection Period		17	$505,552.54
Total Repossessed Inventory		28	$915,776.99

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0618%
Prior Collection Period			0.0571%
Current Collection Period			0.0788%
Three Month Average			0.0659%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0870%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	9

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	140	$4,761,951.41
2 Months Extended	149	$5,429,266.97
3+ Months Extended	20	$673,237.57

Total Receivables Extended	309	$10,864,455.95

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer